Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Exchange Rates Applied for Foreign Currency

The exchange rates applied are as follows:

	December 31, 2016	December 31, 2015
RMB exchange rate at balance sheets dates,	6.9370	6.4936

	Year Ended December 31, 2016	Year Ended December 31, 2015
Average exchange rate for each period	6.6423	6.2264

Schedule of Estimated Useful Lives	Estimated useful lives of equipment:
Useful Life
Furniture	10 years
Electronic equipment	3 years

Schedule of Components of Income Tax Expense	The components of the income tax expense are as follows:
	Year ended December 31, 2016	Year ended December 31, 2015

Current	$2,452,822	$1,817,000
Deferred	-	53,748
Total	$2,452,822	$1,870,748

Schedule of Income Tax Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2016 and 2015 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
Profit before income taxes	16,341,589	7,482,773
Statutory EIT rate	25%	25%
Income tax expenses computed at statutory EIT rate	4,085,397	1,870,693
Reconciling items:
Valuation Allowance	7,904	-
Effect of tax holidays	(1,640,885)	-
Others	406	55
Income tax expense	2,452,822	1,870,748

Schedule of Tax Payable

Taxes payable consisted of the following:

	As of December 31, 2016	As of December 31, 2015

Corporate income tax payable	$2,729,691	$1,433,048
Value added tax payable	916,606	136,126
Other surtaxes payable	109,575	20,448
Total	$3,755,872	$1,599,622